OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jul. 06, 2016	Dec. 31, 2015
Components of other non-current assets:
Other long-term assets, including deferred tax asset (see note 11)	$ 36,192		$ 45,520
Other non-current assets	56,214		50,850
Hilli | Bank Guarantee
Components of other non-current assets:
Transfer from payments earmarked for Gimi to be utilized against Hilli conversion	10,000
Golar Gimi
Components of other non-current assets:
Increase (decrease) in other noncurrent assets	10,000
Other long-term assets, including deferred tax asset (see note 11)	31,000		41,000
Interest rate swap
Components of other non-current assets:
Mark-to-market interest rate swap valuation	5,022		5,330
Other
Components of other non-current assets:
Mark-to-market interest rate swap valuation	$ 15,000		$ 0
Golar Power | Debt guarantees
Components of other non-current assets:
Other long-term assets, including deferred tax asset (see note 11)		$ 2,800